Notes Payable – Related Party	9 Months Ended
Sep. 30, 2023
Notes Payable Related Party [Abstract]
NOTES PAYABLE – RELATED PARTY
12.	NOTES PAYABLE – RELATED PARTY

During the nine month period ended September 30, 2023, the Company repaid $821,292 of principal. As at September 30, 2023, the Company had recorded $5,302 in accrued interest which was included in accounts payable and accrued liabilities.

During the year ended December 31, 2022, the Company repaid $64,550 of principal. As at December 31, 2022, the Company had recorded $23,456 in accrued interest which was included in accounts payable and accrued liabilities.

During the nine month period ended September 30, 2023, the Company recorded finance expense of $0 (December 31, 2022 - $60,770). As of September 30, 2023, all notes are fully accreted.

Amount ($)
Balance, December 31, 2021	2,786,183
Foreign currency adjustment	(177,690)
Repayments	(64,550)
Finance expense	60,770
Balance, December 31, 2022	2,604,713
Foreign currency adjustment	8,119
Repayments	(821,292)
Balance, September 30, 2023	1,791,540
Current	1,791,540
Non-current	0